Angel Oak Strategic Credit Fund
Schedule of Investments
October 31, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 45.3%	Par	Value
A&D Mortgage Trust, Series 2024-NQM1, Class B1, 8.57%, 02/25/2069 (a)(b)	$1,000,000	$1,027,788
American Home Mortgage Assets LLC, Series 2006-6, Class XP, 0.05%, 12/25/2046 (b)(c)	759,146	5,675
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.75%, 12/25/2036 (d)	309,591	90,234
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.56% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	400,000	434,182
Series 2024-1, Class B1, 10.41% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	650,000	663,916
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.44%, 03/25/2060 (a)(b)	256,669	244,013
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	770,000	624,867
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,500,000	1,078,080
Series 2022-7, Class B1, 6.30%, 04/25/2067 (a)(b)	1,000,000	954,386
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1X, 0.39%, 02/25/2035 (b)(c)	973,204	3,645
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.98%, 07/25/2057 (a)(b)	1,425,253	453,143
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	1,215,000	856,814
Series 2022-ATH1, Class B1, 4.65%, 01/25/2067 (a)(b)	2,000,000	1,652,694
Series 2022-ATH1, Class B2, 4.65%, 01/25/2067 (a)(b)	2,000,000	1,584,620
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(d)(e)	825,648	813,269
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(b)	1,000,000	905,615
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (b)(c)	286,885	242
Eagle Re Ltd.
Series 2021-2, Class M2, 9.11% (30 day avg SOFR US + 4.25%), 04/25/2034 (a)	2,250,000	2,337,268
Series 2023-1, Class M2, 10.06% (30 day avg SOFR US + 5.20%), 09/26/2033 (a)	500,000	524,390
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	2,000,000	1,360,618
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	2,410,000	1,592,692
GCAT Trust, Series 2020-NQM2, Class M1, 3.59%, 04/25/2065 (a)(b)(e)	1,500,000	1,312,044
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class B2, 6.90%, 09/27/2060 (a)(b)	2,975,000	3,004,104
Series 2021-NQM1, Class B1, 3.21%, 07/25/2061 (a)(b)	2,000,000	1,549,054
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	384,225	357,328
Home RE Ltd., Series 2021-2, Class B1, 9.01% (30 day avg SOFR US + 4.15%), 01/25/2034 (a)	760,000	781,464
JP Morgan Mortgage Trust
Series 2021-11, Class AX1, 0.22%, 01/25/2052 (a)(b)(c)	77,013,354	862,627
Series 2022-6, Class B4, 3.31%, 11/25/2052 (a)(b)	3,030,175	1,654,385
Series 2022-6, Class B5, 3.31%, 11/25/2052 (a)(b)	1,265,000	615,354
Series 2023-6, Class B4, 6.21%, 12/26/2053 (a)(b)	524,571	479,270
Series 2024-8, Class B5, 7.04%, 01/25/2055 (a)(b)	804,000	700,777
Series 2024-8, Class B6, 7.04%, 01/25/2055 (a)(b)	1,606,867	1,158,320
JPMorgan Chase Bank NA
Series 2020-CL1, Class M5, 10.45% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	128,138	133,395
Series 2021-CL1, Class B, 11.76% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	75,000	73,176
Series 2021-CL1, Class M5, 8.71% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	43,186	39,582
L Street Securities, Series 2015-WF1, Class 1M2, 10.22% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	9,893	10,062
Oaktown Re, Series 2021-2, Class B1, 9.26% (30 day avg SOFR US + 4.40%), 04/25/2034 (a)	1,500,000	1,536,447
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038 (a)	1,400,000	1,326,532
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	500,000	453,424
PRPM LLC
Series 2024-NQM3, Class B1, 7.42%, 08/25/2069 (a)(b)	1,000,000	1,000,091
Series 2024-RCF1, Class M2, 4.00%, 01/25/2054 (a)(d)	550,000	457,766
Radnor RE Ltd., Series 2024-1, Class B1, 10.01% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	1,100,000	1,123,750
Rithm Capital Corp., Series 2015-1A, Class B6, 5.20%, 05/28/2052 (a)(b)	1,314,812	982,294
Saluda Grade Mortgage Funding LLC
Series 2022-INV1, Class A3, 4.65%, 04/25/2067 (a)(b)	903,712	860,428
Series 2023-FIG3, Class B, 7.71%, 08/25/2053 (a)	797,717	824,693
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	1,700,293	1,761,947
Selene Loan Trust, 11.58%, 10/01/2034	894,881	934,345
Triangle Re Ltd., Series 2021-3, Class M2, 8.61% (30 day avg SOFR US + 3.75%), 02/25/2034 (a)	1,600,000	1,649,504
Verus Securitization Trust
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	450,000	315,091
Series 2022-7, Class M1, 5.36%, 07/25/2067 (a)(b)	750,000	734,467
Western Alliance Bancorp
Series 2021-CL2, Class B, 13.36% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	400,000	397,216
Series 2021-CL2, Class M3, 8.96% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	1,374,160	1,381,677
Series 2021-CL2, Class M5, 11.36% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	400,661	390,620
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $45,884,732)		46,069,385

ASSET-BACKED SECURITIES - 23.1%	Par	Value
Automobile - 7.8%
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.46% (30 day avg SOFR US + 3.60%), 12/26/2031 (a)	270,209	273,569
CAL Receivables LLC, Series 2022-1, Class B, 9.36% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	471,651	473,081
Carvana Auto Receivables Trust
Series 2019-3A, Class R, 0.00%, 07/15/2026 (a)(f)	5,000	1,629,335
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	400,000	382,478
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	300,000	309,811
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	200,000	202,404
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	200,000	205,149
GLS Auto Receivables Trust
Series 2024-1A, Class E, 7.94%, 10/15/2030 (a)	200,000	201,635
Series 2024-3A, Class E, 7.25%, 06/16/2031 (a)	1,000,000	1,002,322
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026 (a)	265,000	261,543
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.14% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	414,736	423,394
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	200,000	202,699
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.65%, 03/25/2030 (a)	157,809	154,113
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	200,000	202,797
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	300,000	302,548
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	364,603	365,255
Tricolor Auto Securitization Trust
Series 2022-1A, Class F, 9.80%, 07/16/2029 (a)	100,000	100,350
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	500,000	533,749
Series 2024-3A, Class E, 8.64%, 07/15/2030 (a)	200,000	202,153
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	21,277	21,080
Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	1,450,000	145
Veros Automobile Receivables Trust
Series 2023-1, Class D, 11.46%, 08/15/2030 (a)	200,000	209,531
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	253,409
		7,912,550

Consumer - 13.9%
ACHV ABS TRUST, Series 2024-3AL, Class E, 7.00%, 12/26/2031 (a)(f)	500,000	476,627
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	300,000	303,697
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	203,822
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	300,000	249,769
Foundation Finance Trust
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	356,628	361,137
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	200,000	208,256
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	500,000	511,475
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045 (a)	17,660	2,244
Series 2019-3, Class R1, 0.00%, 10/15/2025 (a)	5,200,000	61,403
Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	3,000,000	89,631
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	436,829	416,621
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	100,000	10
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	900,000	290,234
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	1,000,000	1,015,347
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	500,000	506,112
Momnt Technologies Trust, Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	500,000	500,698
Pagaya AI Debt Selection Trust
Series 2020-2, Class CERT, 0.00%, 12/15/2027 (a)(b)(c)(f)	4,000,000	146,727
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	79,158	67,934
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	118,196	109,266
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	99,987	95,719
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	499,970	489,090
Series 2023-8, Class D, 9.00%, 06/16/2031 (a)	272,234	271,753
Series 2024-1, Class D, 9.00%, 07/15/2031 (a)	196,891	198,480
Series 2024-10, Class E, 10.41%, 06/15/2032 (a)	500,000	500,000
Series 2024-2, Class D, 9.00%, 08/15/2031 (a)	399,822	402,681
Series 2024-3, Class D, 9.00%, 10/15/2031 (a)	500,000	501,329
Series 2024-5, Class D, 12.97%, 10/15/2031 (a)	299,946	315,800
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	499,871	516,386
Series 2024-8, Class E, 10.41%, 01/15/2032 (a)	500,000	501,014
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	400,000	399,406
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	200,000	204,754
Prosper Marketplace Issuance Trust
Series 2023-1A, Class D, 11.24%, 07/16/2029 (a)	300,000	312,087
Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	525,134
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,336
Reach Financial LLC, Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	400,000	404,834
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	191,611
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	251,280
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 16.93%, 05/15/2027 (a)(b)	160,065	132,649
Upstart Pass-Through Trust Series
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	200,000	69,017
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	100,000	31,840
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	1,100,000	1,060,202
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	200,000	101,677
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	500,000	409,216
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	500,000	516,703
		14,128,008

Credit Card - 0.2%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.75%, 12/15/2028 (a)	127,611	127,493

Equipment - 0.7%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	196,441
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	500,000	519,333
		715,774

Solar - 0.5%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	500,000	501,219
Mosaic Solar Loans LLC
Series 2018-1A, Class C, 0.00%, 06/22/2043 (a)(g)	20,606	19,519
Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(g)	13,483	11,935
		532,673
TOTAL ASSET-BACKED SECURITIES (Cost $25,731,351)		23,416,498

COLLATERALIZED LOAN OBLIGATIONS - 20.3%	Par	Value
AMMC CDO, Series 2024-30A, Class D, 9.16% (3 mo. Term SOFR + 4.50%), 01/15/2037 (a)	250,000	255,070
Carlyle Global Market Strategies
Series 2017-4A, Class C, 7.72% (3 mo. Term SOFR + 3.06%), 01/15/2030 (a)	500,000	500,790
Series 2023-2A, Class E, 12.79% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	1,000,000	1,036,690
First Eagle Private Credit LLC, Series 2016-1A, Class CR, 9.89% (3 mo. Term SOFR + 5.26%), 01/25/2032 (a)(e)	10,500,000	10,542,200
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.16% (3 mo. Term SOFR + 7.50%), 04/14/2035 (a)	1,000,000	990,191
Halsey Point CLO Ltd., Series 2022-6A, Class E, 12.97% (3 mo. Term SOFR + 8.35%), 10/20/2034 (a)	1,000,000	1,007,728
KKR CLO Trust, Series 2022-43A, Class ER, 12.63% (3 mo. Term SOFR + 7.97%), 01/15/2036 (a)	750,000	771,200
Man GLG US CLO, Series 2024-1A, Class D2, 10.52% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	1,000,000	1,006,196
MidOcean Credit CLO Ltd., Series 2022-11A, Class ER, 12.94% (3 mo. Term SOFR + 8.31%), 10/18/2033 (a)	500,000	502,490
Monroe Capital CLO Ltd., Series 2022-2A, Class E, 14.65% (3 mo. Term SOFR + 10.02%), 10/24/2034 (a)	1,000,000	1,001,071
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 12.12% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	1,000,000	1,006,843
Pikes Peak CLO Ltd., Series 2023-14A, Class E, 13.20% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	1,000,000	1,023,908
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.19% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	500,000	502,132
Wind River CLO Ltd., Series 2018-1A, Class E, 10.42% (3 mo. Term SOFR + 5.76%), 07/15/2030 (a)	500,000	486,039
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $20,575,694)		20,632,548

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 7.9%	Par	Value
Federal National Mortgage Association, Pool FS9409, 5.50%, 10/01/2054	4,000,000	3,978,256
Federal National Mortgage Association, 6.00%, 12/15/2040	4,000,000	4,026,250
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $8,011,567)		8,004,506

CORPORATE OBLIGATIONS - 5.9%	Par	Value
Basic Materials - 0.3%
Consolidated Energy Finance SA, 5.63%, 10/15/2028 (a)	400,000	326,338

Communications - 0.4%
Gray Television, Inc., 5.38%, 11/15/2031 (a)	600,000	371,262

Consumer, Cyclical - 0.5%
Carnival Corp., 6.00%, 05/01/2029 (a)	500,000	501,147

Consumer, Non-cyclical - 0.5%
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	476,423

Energy - 1.0%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	320,000	345,157
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	500,000	463,547
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	290,000	262,553
		1,071,257

Financial - 2.8%
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	500,000	494,991
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	150,000	153,194
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	500,000	517,111
OneMain Finance Corp., 9.00%, 01/15/2029	500,000	530,134
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	500,000	477,835
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	700,000	668,248
		2,841,513

Industrial - 0.4%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	450,000	423,182
TOTAL CORPORATE OBLIGATIONS (Cost $5,713,574)		6,011,122

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%	Par	Value
Banc of America Re-Remic Trust, Series 2024-NASH, Class D, 9.65% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	500,000	501,260
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 9.03% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)	311,000	5,565
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(b)	500,000	505,305
LBA Trust, Series 2024-BOLT, Class F, 9.24% (1 mo. Term SOFR + 4.44%), 06/15/2026 (a)	300,000	300,028
Morgan Stanley Capital I, Inc., Series 2014-150E, Class B, 4.26%, 09/09/2032 (a)	123,000	85,995
X-Caliber Funding LLC, Series 2021-9, Class B1, 12.96% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)	50,000	9,049
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,729,341)		1,407,202

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 1.1%	Par	Value
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 15.86% (30 day avg SOFR US + 11.00%), 03/25/2042 (a)	1,000,000	1,163,125
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $992,109)		1,163,125

COMMON STOCKS - 0.5%	Shares	Value
Financial - 0.5%
Essent Group Ltd.	4,400	264,044
NMI Holdings, Inc. - Class A (h)	5,000	193,400
TOTAL COMMON STOCKS (Cost $299,270)		457,444

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.78% (30 day avg SOFR US + 2.61%), 11/25/2024 (a)	129,217	127,854
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $129,213)		127,854

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Money Market Funds - 1.5%
First American Government Obligations Fund - Class U, 4.58% (i)	1,528,981	1,528,981
TOTAL SHORT-TERM INVESTMENTS (Cost $1,528,981)		1,528,981

TOTAL INVESTMENTS - 107.1% (Cost $110,595,832)		108,818,665
Liabilities in Excess of Other Assets - (7.1%)		(7,206,784)
TOTAL NET ASSETS - 100.0%		$101,611,881
two		–%
Percentages are stated as a percent of net assets.		–%

SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $97,263,459 or 95.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(c)	Interest only security.
(d)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2024, the value of securities pledged amounted to $5,137,370.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	Principal only security.
(h)	Non-income producing security.
(i)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak Strategic Credit Fund
Schedule of Open Reverse Repurchase Agreements
October 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs	6.74%	10/16/2024	11/18/2024	$1,227,775	$1,220,241
Goldman Sachs	5.55%	10/17/2024	01/16/2025	$2,592,856	$2,557,000
				$3,820,631	$3,777,241

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Strategic Credit Fund
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
October 31, 2024 (Unaudited)
Reference Obligation	Implied Credit Spread at 10/31/24 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counter Party	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.536%	1.000%	Quarterly	12/20/2029	Wells Fargo Securities, LLC	$50,000,000	($1,119,415)	($1,100,380)	($19,035)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$46,069,385	$–	$46,069,385
Asset-Backed Securities	–	23,416,498	–	23,416,498
Collateralized Loan Obligations	–	20,632,548	–	20,632,548
Residential Mortgage-Backed Securities - U.S. Government Agency	–	8,004,506	–	8,004,506
Corporate Obligations	–	6,011,122	–	6,011,122
Commercial Mortgage-Backed Securities	–	1,407,202	–	1,407,202
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	1,163,125	–	1,163,125
Common Stocks	457,444	–	–	457,444
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	127,854	–	127,854
Short-Term Investments	1,528,981	–	–	1,528,981
Total	$1,986,425	$106,832,240	$–	$108,818,665
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	$(3,777,241)	$–	$(3,777,241)
Swaps*	–	(19,035)	–	(19,035)
Total	$–	$(3,796,276)	$–	$(3,796,276)

* Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Centrally Cleared Credit Default Swaps.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligation	$–	$–	$2,557,000	$–	$2,557,000
Residential Mortgage-Backed Securities	–	1,220,241	–	–	1,220,241
Total	$–	$1,220,241	$2,557,000	$–	$3,777,241

The average monthly notional value of short futures contracts and long swap contracts during the period ended October 31, 2024, was ($48,251) and $23,000,000, respectively.